Loans - Net Charge offs (Recoveries) Segregated by Class of Loans (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Allowance for Credit Losses [Line Items]
Net chargeoffs (recoveries)	$ (18,477)	$ 340,430	$ 2,505,851
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Net chargeoffs (recoveries)	(87,926)	138,367	2,523,732
Commercial Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Net chargeoffs (recoveries)	55,908	97,685	(17,677)
Commercial Real Estate Portfolio Segment [Member] | Farmland Loan [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Net chargeoffs (recoveries)	2,702	0	(934)
Commercial Real Estate Portfolio Segment [Member] | 1-4 Family Mortgages [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Net chargeoffs (recoveries)	51,303	40,682	154,387
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Net chargeoffs (recoveries)	(197,839)	0	2,387,956
Real Estate Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Net chargeoffs (recoveries)	11,683	164,191	(8,230)
Real Estate Loans [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Net chargeoffs (recoveries)	11,683	164,191	(8,230)
Consumer Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Net chargeoffs (recoveries)	57,766	37,872	(9,651)
Consumer Portfolio Segment [Member] | Credit Card Receivable [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Net chargeoffs (recoveries)	36,494	(6,654)	9,285
Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Net chargeoffs (recoveries)	$ 21,272	$ 44,526	$ (18,936)